Financial Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2024
Financial (Income) Expenses, Net [Abstract]
Schedule of Financial Expenses, Net
	Year Ended December 31,
	2024	2023	2022

Financial expenses:
Financial expenses from credit line and derivative	$1,510	$1,618	$1,023
Other financial expenses	15	93	316

Total financial expenses	1,525	1,711	1,339

Financial income:
Foreign currency transaction gains, net	(113)	(33)	(532)
Interest income from bank deposits	(442)	(548)	(267)
Other financial income	(19)	-	-
Remeasurement of warrants	-	(201)	-

Total financial income	(574)	(782)	(799)

Total financial expense, net	$951	$929	$540